CONVERTIBLE PROMISSORY NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF FAIR VALUE OF DERIVATIVE LIABILITIES ESTIMATED USING BLACK-SHOLES VALUATION MODEL

During the years ended December 31, 2021 and 2020, the fair value of the derivative liabilities, warrants and conversion option was estimated using the Binomial valuation model with the following assumptions:

	2021	2020
Expected dividend rate	-	-
Expected term (in years)	0.75 to 5.00	0.75 to 5.00
Volatility	169.7% to 367.0%	154.2% to 372.3%
Risk-free interest rate	0.04% to 0.87%	0.09% to 1.62%

SCHEDULE OF CONVERTIBLE PROMISSORY NOTES

On December 31, 2021 and 2020, convertible promissory notes are as follows:

	December 31, 2021	December 31, 2020
Principal and default penalty amount	$-	$1,062,764
Less: unamortized debt discount	-	(83,548)
Convertible notes payable, net	-	979,216
Less: current portion of convertible notes payable	-	(979,216)
Convertible notes payable, net – long-term	$-	$-